Financial result, net (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Financial Result Net

	December 31, 2023	December 31, 2022	December 31, 2021
Interest and dividend earned on bank deposits and financial investments	23,757	2,252	264
Foreign exchange gains	6,517	7,321	3,035
Gains from fair value of financial instruments (i)	4,476	4,822	2,317
Gains from short and long-term investments	11,427	9,079	1,614
Other financial income	197	296	184

Financial income	46,374	23,770	7,414

Foreign exchange losses	(16,891)	(8,505)	(4,223)
Losses from fair value of financial instruments (i)	(3,960)	(2,458)	(2,510)
Interest on loans	(4)	(62)	(94)
Interest on lease liabilities	(574)	(671)	(696)
Losses from short and long-term investments	(1,604)	(13,845)	(974)
Adjustment of hyperinflation	(19,369)	(5,175)	(2,274)
Other financial expenses	(965)	(685)	(1,287)

Financial expense	(43,367)	(31,401)	(12,058)

Financial result, net	3,007	(7,631)	(4,644)

(i)	Refers to gain and losses on change in the fair value of derivative financial instruments and earn-out (Refer to note 26.1).